Company Information - Payments received from the Research Tax Credit (Details) - EUR (€) € in Millions		6 Months Ended
	Apr. 21, 2022	Jun. 30, 2021
Company information
Amount of entire CIR received		€ 4.2
Amount of additional reimbursements of CIR		€ 3.8
French Research Tax Credit (CIR), payments received	€ 3.6